PIMCO Variable Insurance Trust

Supplement Dated August 20, 2015 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor and Class M Prospectus, each dated April 30, 2015, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”)

Effective September 1, 2015, the Portfolio’s secondary benchmark index is the PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged). Accordingly, effective September 1, 2015, the following changes are made:

The second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio measures its performance against two benchmarks. The Portfolio’s primary benchmark is the Barclays U.S. Aggregate Index which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage-pass through securities, and asset backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Portfolio’s secondary benchmark index, PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged), is a diversified bond index intended to provide a better representation of the fixed income universe through its wide coverage of fixed income instruments and sectors—from developed to emerging markets, nominal to real assets, and cash to derivative instruments. GLADI employs a unique GDP-weighting methodology that puts emphasis on rapidly developing markets, making the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The portfolio managers believe that the secondary benchmark reflects the Portfolio’s investment strategy more accurately than the Barclays U.S. Aggregate Index. Prior to September 1, 2015, the Portfolio’s secondary benchmark index was an unhedged version of the same GLADI benchmark as described.

In addition, the following disclosure is added above the row relating to the PIMCO Global Advantage Bond Index® (GLADI) (NY Close) in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses:

	1 Year	Since Inception (05/02/2011)
PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged) (reflects no deductions for fees, expenses or taxes)	2.66%	2.95%

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_082015

PIMCO Variable Insurance Trust

Supplement Dated August 20, 2015 to the PIMCO Global Advantage® Strategy Bond Portfolio Administrative Class Prospectus, PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus and PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class Prospectus, each dated April 30, 2015, each as supplemented from time to time (the “Prospectuses”)

Effective September 1, 2015, the PIMCO Global Advantage® Strategy Bond Portfolio’s secondary benchmark index is the PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged). Accordingly, effective September 1, 2015, the following changes are made:

The second paragraph of the “Performance Information” section of the PIMCO Global Advantage® Strategy Bond Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio measures its performance against two benchmarks. The Portfolio’s primary benchmark is the Barclays U.S. Aggregate Index which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage-pass through securities, and asset backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Portfolio’s secondary benchmark index, PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged), is a diversified bond index intended to provide a better representation of the fixed income universe through its wide coverage of fixed income instruments and sectors—from developed to emerging markets, nominal to real assets, and cash to derivative instruments. GLADI employs a unique GDP-weighting methodology that puts emphasis on rapidly developing markets, making the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The portfolio managers believe that the secondary benchmark reflects the Portfolio’s investment strategy more accurately than the Barclays U.S. Aggregate Index. Prior to September 1, 2015, the Portfolio’s secondary benchmark index was an unhedged version of the same GLADI benchmark as described.

In addition, the following disclosure is added above the row relating to the PIMCO Global Advantage Bond Index® (GLADI) (NY Close) in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Global Advantage® Strategy Bond Portfolio’s Portfolio Summary in the Prospectuses:

	1 Year	Since Inception (05/02/2011)
PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged) (reflects no deductions for fees, expenses or taxes)	2.66%	2.95%

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_082015

PIMCO Variable Insurance Trust

Supplement dated August 20, 2015 to the

Statement of Additional Information, dated April 30, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”)

Effective September 1, 2015, the Portfolio’s secondary benchmark index is the PIMCO Global Advantage Bond Index® (“GLADI”) (USD Partially Hedged). Accordingly, effective September 1, 2015, the row relating to the Portfolio in the table listing Portfolio benchmarks in the “Portfolio Managers” section of the SAI is deleted in its entirety and replaced with the following:

Portfolio	Benchmark Index
PIMCO Global Advantage® Strategy Bond	Barclays U.S. Aggregate Index PIMCO Global Advantage Bond Index® (GLADI) (USD Partially Hedged)

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_082015